Acquisition of Nautilus Offshore Services Inc. (Tables)	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Purchase Price Allocation
Assets:
Current assets	$22,609
Vessels	97,100
Goodwill	7,002
Above-market acquired time charters	12,474
Other non-current assets	5,562
Total assets acquired	144,747

Liabilities:
Total current liabilities	12,691
Total non-current liabilities	39,988
Total liabilities assumed	52,679

Fair value of non - controlling interests	1,500

Net assets acquired	$90,568

Consideration paid	87,000
Working capital adjustment	3,568
Total consideration	90,568

Amortization Schedule
	Amortization Schedule
	Amount Acquired	Amortization as of December 31, 2015	2016	2017
Above-market acquired time charters	$12,474	$1,467	$7,670	$3,337

Pro Forma Information
	December 31,
	2014	2015
Pro forma revenues	$2,233,015	$1,011,674
Pro forma operating income/(loss)	554,870	(866,317)
Pro forma net loss	(38,874)	(2,838,322)
Pro forma per share amounts:
Basic net loss per share	$(2.13)	$(106.71)